SCHEDULE OF SHARE BASED PAYMENT AWARD WARRANTS (Details) - Key Mining Corp [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	May 01, 2023	Aug. 23, 2022
Restructuring Cost and Reserve [Line Items]
Units price per share	$ 0.139	$ 0.139	$ 0.25
Exercise price	$ 0.45
Term	5 years
Volatility rate, Minimum	133.00%
Volatility rate, Maximum	150.00%
Risk Free Interest rate, Minimum	4.68%
Risk Free Interest rate, Maximum	4.72%